Gross Notional Amount, Classification and Estimated Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	$ 39	$ 1
Derivative contracts, liabilities at fair value	6	2
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	39
Derivative contracts, liabilities at fair value	6
Designated as Hedging Instrument | Interest rate contracts | Accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative contracts, liabilities at fair value		2
Designated as Hedging Instrument | Interest rate contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value		$ 1
Designated as Hedging Instrument | Interest rate contracts | Other
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	20
Designated as Hedging Instrument | Foreign exchange contracts | Accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative contracts, liabilities at fair value	5
Designated as Hedging Instrument | Foreign exchange contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	14
Designated as Hedging Instrument | Foreign exchange contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative contracts, liabilities at fair value	1
Designated as Hedging Instrument | Foreign exchange contracts | Other
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	$ 5